Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company	Condensed financial information of the parent company
Parent company condensed statement of financial position
as at 31 December before appropriation of result

in EUR million	2024	2023		2024	2023
Assets			Equity
Investments in group companies	45,187	43,687	Share capital	31	35
Fixed assets	45,187	43,687	Share premium	17,116	17,116
			Legal and statutory reserves	78	-773
Receivables from group companies [1]	77,739	70,524	Other reserves	31,397	35,761
Other assets	16	11	Unappropriated result	4,080	2,544
Current assets	77,755	70,535	Total equity	52,703	54,684

			Liabilities
			Subordinated loans	18,522	16,330
			Debenture loans	49,751	42,569
			Other non-current liabilities	0	0
			Non-current liabilities	68,273	58,899

			Amounts owed to group companies	72	56
			Other liabilities	1,893	584
			Current liabilities	1,966	639

Total assets	122,942	114,222	Total equity and liabilities	122,942	114,222
[1]     Receivables from Group companies include EUR 18,523 million subordinated loans provided by ING Groep N.V. to ING Bank N.V. (2023: EUR 16,330 million).
Parent company condensed statement of profit or loss
for the years ended 31 December

in EUR million	2024	2023	2022
Staff expenses	0	0	0
Other expenses	8	7	9
Total expenses	8	7	8

Interest and other financial income	2,497	2,003	1,466
Valuation results	0	0	-1
Interest and other financial expenses	-2,217	-1,828	-1,450
Net interest and other financial income	281	174	15

Result before tax	273	167	7
Taxation	70	43	2
Result after tax	202	124	5
Result from (disposal of) group companies and participating interests after taxation	5,132	4,016	12,121
Net result	5,334	4,140	12,126
Parent company condensed statement of other comprehensive income for the years ended 31 December

in EUR million	2024	2023	2022
Net result	5,334	4,140	12,126

Other comprehensive income
Items that will not be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	604	-149	22

Items that may subsequently be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	706	926	-2,250

Total other comprehensive income	1,311	776	-2,228

Total comprehensive income	6,645	4,916	9,898

Parent company condensed statement of changes in equity

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2023	35	17,116	-773	35,761	2,544	54,684
Net results			125		5,209	5,334
Amounts net of tax directly recognised in equity			1,311		0	1,311
Total comprehensive income net of tax			1,436		5,209	6,645

Dividends				-498	-3,626	-4,124
Share buyback programmes, commitment				-4,500		-4,500
Share buyback programmes, cancellation of shares	-4			4
Employee share-based compensation plans				2		2
Other changes in treasury shares				2		2
Transfers			-585	631	-47
Other changes				-5		-5

Balance as at 31 December 2024	31	17,116	78	31,397	4,080	52,703
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2022	37	17,116	-986	29,002	11,331	56,500
Net results			336		3,804	4,140
Amounts net of tax directly recognised in equity			776			776
Total comprehensive income net of tax			1,112		3,804	4,916

Dividends					-2,668	-2,668
Share buyback programmes, commitment				-4,000		-4,000
Share buyback programmes, cancellation of shares	-2			2
Employee share-based compensation plans				-7		-7
Other changes in treasury shares				-7		-7
Transfers			-899	10,823	-9,923
Other changes				-50		-50

Balance as at 31 December 2023	35	17,116	-773	35,761	2,544	54,684
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2021	39	17,105	1,073	28,892	4,957	52,066
Net results			161		11,965	12,126
Amounts net of tax directly recognised in equity			-2,228			-2,228
Total comprehensive income net of tax			-2,067		11,965	9,898

Dividends				-1,171	-2,178	-3,349
Share buyback programmes, commitment				-1,583		-1,583
Share buyback programmes, cancellation of shares	-2			2
Employee share-based compensation plans		12		15		27
Other changes in treasury shares				4		4
Transfers			8	3,405	-3,412
Other changes				-562		-562

Balance as at 31 December 2022	37	17,116	-986	29,002	11,331	56,500
Parent company condensed statement of cash flows
for the years ended 31 December

in EUR million		2024	2023	2022		2024	2023	2022
Cash flows from operating activities					Cash flows from financing activities
Result before tax		273	167	7	Proceeds from debt securities	9,480	6,012	11,176
Adjusted for:	– non-cash items in Result before tax	232	221	213	Repayments of debt securities	-3,695	-4,591	-4,302
Taxation paid		0	0	16	Proceeds from issuance of subordinated loans	4,492	2,240	993
Changes in:	– Net change in Loans and advances to/from banks, not available/payable on demand	-5,899	-6,485	-8,191	Repayments of subordinated loans	-2,944	-2,132	-1,090
	– Other	-66	19	-84	Purchase of treasury shares (share buyback programme)	-3,817	-3,524	-1,721
Net cash flow from/(used in) operating activities		-5,461	-6,079	-8,040	Dividends paid	-3,626	-2,964	-3,052
					Other financing
Cash flows from investing activities					Net cash flow from/(used in) financing activities	-109	-4,959	2,004
Disposals and redemptions:	– dividends received from group companies	4,986	10,269	6,277
	– securities at amortised cost		1,000		Net cash flow	-583	231	241
Net cash flow from/(used in) investing activities		4,986	11,269	6,277
					Cash and cash equivalents at beginning of year	614	383	142
					Effect of exchange rate changes on cash and cash equivalents	0	0	0
					Cash and cash equivalents at end of year	31	614	383
Five-year schedule of maturities of subordinated and debenture loans

	Subordinated loans		Debenture loans
in EUR million	2024	2023	2024	2023
Less than 1 year			1,010	1,474
1 to 2 years			8,053	3,250
2 to 3 years			7,401	7,616
3 to 4 years			7,523	7,049
4 to 5 years			6,220	7,306
Longer than 5 years	10,035	9,317	19,544	15,875
Maturity not applicable	8,487	7,014
	18,522	16,330	49,751	42,569
As at 31 December 2024 ING Groep N.V. has issued USD 8,750 million (2023: USD 7,750 million) Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such a conversion are fulfilled. As a result of this conversion, the issued share capital can increase by up to 982 million (2023: 864 million) ordinary shares. Reference is made to the ING Group Consolidated financial statements, Note 18 'Subordinated loans' and Note 19 'Equity'.
The amount of debentures held by Group companies as at 31 December 2024 is EUR 10 million (2023: nil).